INCOME TAXES - Deferred Tax Asset and Liability Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	€ 203,382
Deferred tax liabilities, beginning of period	(126,507)
Total net deferred tax assets/(liabilities), beginning of period	76,875
Total net deferred tax assets/(liabilities), beginning of period		€ 72,784
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	4,541	30,178
Charged to equity	6,351	(25,002)
Translation differences and other changes	(7,060)	(1,085)
Deferred tax assets, end of period	217,553	203,382
Deferred tax liabilities, end of period	(136,846)	(126,507)
Total net deferred tax assets/(liabilities), end of period	80,707	76,875
Provisions
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	120,279	103,981
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	11,121	16,556
Translation differences and other changes		(258)
Deferred tax assets, end of period	131,400	120,279
Deferred income
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	51,635	51,635
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, end of period	51,635	51,635
Employee benefits
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	2,665	3,041
Changes in deferred tax liability (asset) [abstract]
Charged to equity	(52)	(376)
Deferred tax assets, end of period	2,613	2,665
Foreign currency exchange rate differences
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	3,439	610
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	388	2,830
Translation differences and other changes		(1)
Deferred tax assets, end of period	3,827	3,439
Cash flow hedge reserve
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	0	8,455
Changes in deferred tax liability (asset) [abstract]
Charged to equity		(8,455)
Deferred tax assets, end of period		0
Inventory obsolescence
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	100,835	69,107
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	19,305	31,648
Translation differences and other changes	(220)	80
Deferred tax assets, end of period	119,920	100,835
Allowances for doubtful accounts
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	5,223	5,178
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(166)	50
Translation differences and other changes	3	(5)
Deferred tax assets, end of period	5,060	5,223
Depreciation
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	17,533	17,555
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	264	(15)
Translation differences and other changes	(15)	(7)
Deferred tax assets, end of period	17,782	17,533
Trademark step-up
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	85,374	84,537
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(6,696)	837
Deferred tax assets, end of period	78,678	85,374
Patent box
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	78,381	65,693
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	15,887	12,688
Deferred tax assets, end of period	94,268	78,381
Other
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	14,844	14,328
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	2,149	575
Translation differences and other changes	(2,560)	(59)
Deferred tax assets, end of period	14,433	14,844
Total deferred tax assets
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	480,208	424,120
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	42,252	65,169
Charged to equity	(52)	(8,831)
Translation differences and other changes	(2,792)	(250)
Deferred tax assets, end of period	519,616	480,208
Depreciation
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(5,057)	(6,781)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	1,507	2,076
Translation differences and other changes	92	(352)
Deferred tax liabilities, end of period	(3,458)	(5,057)
Capitalization of development costs
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(355,574)	(311,438)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(29,683)	(44,134)
Translation differences and other changes		(2)
Deferred tax liabilities, end of period	(385,257)	(355,574)
Employee benefits
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(1,510)	(1,053)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	26	(457)
Deferred tax liabilities, end of period	(1,484)	(1,510)
Foreign currency exchange rate differences
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(1,160)	(526)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(1,520)	(634)
Deferred tax liabilities, end of period	(2,680)	(1,160)
Cash flow hedge reserve
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(16,171)
Changes in deferred tax liability (asset) [abstract]
Charged to equity	6,403	(16,171)
Deferred tax liabilities, end of period	(9,768)	(16,171)
Tax on undistributed earnings
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(10,578)	(17,404)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(8,281)	6,826
Deferred tax liabilities, end of period	(18,859)	(10,578)
Other
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(13,283)	(14,134)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	240	1,332
Translation differences and other changes	(4,360)	(481)
Deferred tax liabilities, end of period	(17,403)	(13,283)
Total deferred tax liabilities
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(403,333)	(351,336)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(37,711)	(34,991)
Charged to equity	6,403	(16,171)
Translation differences and other changes	(4,268)	(835)
Deferred tax liabilities, end of period	€ (438,909)	€ (403,333)